Federated Hermes MDT All Cap Core Fund
Portfolio of Investments
April 30, 2022 (unaudited)
Shares			Value
		COMMON STOCKS—97.9%
		Communication Services—7.9%
6,499	[1]	Alphabet, Inc., Class A	$ 14,831,953
128,822	[1]	Altice USA, Inc.	1,195,468
65,486	[1]	Cars.com, Inc.	728,204
5,557		Electronic Arts, Inc.	656,004
9,940	[1]	Live Nation Entertainment, Inc.	1,042,507
37,287	[1]	Netflix, Inc.	7,097,954
11,155		News Corp., Inc., Class A	221,538
228,465	[1]	Pinterest, Inc.	4,688,102
15,724	[1]	Spotify Technology SA	1,598,345
28,070	[1]	TripAdvisor, Inc.	720,557
24,864	[1]	Walt Disney Co.	2,775,568
		TOTAL	35,556,200
		Consumer Discretionary—10.2%
5,821		Advance Auto Parts, Inc.	1,162,046
629	[1]	Amazon.com, Inc.	1,563,461
6,171	[1]	Aptiv PLC	656,594
564	[1]	AutoZone, Inc.	1,102,885
5,677	[1]	CROCs, Inc.	377,123
12,266		Dick’s Sporting Goods, Inc.	1,182,688
11,289		Domino’s Pizza, Inc.	3,815,682
26,664	[1]	Expedia Group, Inc.	4,659,534
19,262		Ford Motor Co.	272,750
60,570		Gap (The), Inc.	752,279
53,197	[1]	Goodyear Tire & Rubber Co.	708,584
3,008		Home Depot, Inc.	903,603
9,397		Lowe’s Cos., Inc.	1,858,069
707	[1]	Lululemon Athletica, Inc.	250,723
169,981		Macy’s, Inc.	4,108,441
14,778		Nike, Inc., Class B	1,842,817
42,129		Nordstrom, Inc.	1,082,715
27,406	[1]	Penn National Gaming, Inc.	1,002,237
19,222	[1]	SeaWorld Entertainment, Inc.	1,296,332
11,670		Starbucks Corp.	871,049
20,728		Target Corp.	4,739,457
1,462	[1]	Tesla, Inc.	1,273,051
9,315	[1]	Ulta Beauty, Inc.	3,696,192
29,295		V.F. Corp.	1,523,340
19,618	[1]	YETI Holdings, Inc.	958,732
32,942		Yum! Brands, Inc.	3,854,544
		TOTAL	45,514,928
		Consumer Staples—5.3%
56,627		Albertsons Cos., Inc.	1,771,293
9,831	[1]	BJ’s Wholesale Club Holdings, Inc.	632,625
26,682		Costco Wholesale Corp.	14,187,353
615		Estee Lauder Cos., Inc., Class A	162,397
3,429		Hershey Foods Corp.	774,165
50,897		Kroger Co.	2,746,402

Shares			Value
		COMMON STOCKS—continued
		Consumer Staples—continued
23,535		Molson Coors Beverage Company, Class B	$ 1,274,185
5,974	[1]	The Boston Beer Co., Inc., Class A	2,240,250
		TOTAL	23,788,670
		Energy—5.2%
6,402		Cheniere Energy, Inc.	869,456
3,611		Chevron Corp.	565,735
6,400		ConocoPhillips	611,328
13,783		EOG Resources, Inc.	1,609,303
21,224		Exxon Mobil Corp.	1,809,346
63,055		Marathon Oil Corp.	1,571,331
135,635		Marathon Petroleum Corp.	11,835,510
58,493		Occidental Petroleum Corp.	3,222,379
16,550		Targa Resources, Inc.	1,214,936
		TOTAL	23,309,324
		Financials—11.0%
2,740		American Express Co.	478,705
97,390		Bank of New York Mellon Corp.	4,096,223
6,747		Berkley, W. R. Corp.	448,608
31,963		Carlyle Group LP/The	1,159,937
14,798		Fidelity National Financial, Inc.	589,256
15,752		Gallagher (Arthur J.) & Co.	2,654,055
22,626	[1]	Green Dot Corp.	599,137
26,160		Houlihan Lokey, Inc.	2,178,866
35,342		Interactive Brokers Group, Inc., Class A	2,104,970
310	[1]	Markel Corp.	419,517
16,827		Marketaxess Holdings, Inc.	4,435,765
9,427		MSCI, Inc., Class A	3,971,124
22,526		NASDAQ, Inc.	3,544,917
43,356		Northern Trust Corp.	4,467,836
39,113		Prudential Financial, Inc.	4,244,152
4,853		Raymond James Financial, Inc.	472,973
19,307	[1]	SelectQuote, Inc.	39,772
31,698		State Street Corp.	2,122,815
25,604		The Travelers Cos., Inc.	4,379,820
142,729		Virtu Financial, Inc.	4,122,014
6,250		VOYA Financial, Inc.	394,625
38,383		Zions Bancorporation, N.A.	2,169,023
		TOTAL	49,094,110
		Health Care—14.3%
90,360		AbbVie, Inc.	13,272,077
9,876		Amgen, Inc.	2,302,984
40,396	[1]	AnaptysBio, Inc.	945,266
30,083	[1]	Biogen, Inc.	6,240,418
56,032		Bristol-Myers Squibb Co.	4,217,529
11,158		Bruker Corp.	641,473
7,788		Eli Lilly & Co.	2,275,108
71,885	[1]	Enovis Corp.	4,663,180
6,122	[1]	Envista Holdings Corp.	242,554
33,417		Gilead Sciences, Inc.	1,982,965
11,625	[1]	IQVIA Holdings, Inc.	2,534,134
17,309		Johnson & Johnson	3,123,582
17,483		McKesson Corp.	5,412,912

Shares			Value
		COMMON STOCKS—continued
		Health Care—continued
29,987		Merck & Co., Inc.	$ 2,659,547
37,635	[1]	Myriad Genetics, Inc.	771,517
3,995	[1]	United Therapeutics Corp.	709,352
26,190	[1]	Vertex Pharmaceuticals, Inc.	7,155,632
816	[1]	Waters Corp.	247,264
25,507		Zoetis, Inc.	4,521,116
		TOTAL	63,918,610
		Industrials—7.8%
14,408		3M Co.	2,077,922
10,871		AGCO Corp.	1,384,965
22,011		Alaska Air Group, Inc.	1,197,178
18,086		Allegion PLC	2,066,145
18,699		Astronics Corp.	181,193
28,412	[1]	CIRCOR International, Inc.	558,296
19,630		Emerson Electric Co.	1,770,233
12,843		Expeditors International Washington, Inc.	1,272,356
13,276		FedEx Corp.	2,638,472
12,880		Fortune Brands Home & Security, Inc.	917,700
4,654		General Electric Co.	346,956
4,341	[1]	Gibraltar Industries, Inc.	164,263
102,536	[1]	KAR Auction Services, Inc.	1,503,178
5,425		Lennox International, Inc.	1,156,556
14,625		Manpower, Inc.	1,319,175
37,452		Masco Corp.	1,973,346
44,658		Otis Worldwide Corp.	3,252,889
37,735		Ryder System, Inc.	2,637,677
10,799	[1]	Southwest Airlines Co.	504,529
11,956	[1]	SPX Corp.	500,956
12,469		Trane Technologies PLC	1,744,288
14,989	[1]	Trex Co., Inc.	872,210
77,959	[1]	XPO Logistics, Inc.	4,193,415
10,948		Xylem, Inc.	881,314
		TOTAL	35,115,212
		Information Technology—26.5%
15,093		Accenture PLC	4,533,333
102,223		Apple, Inc.	16,115,456
51,424	[1]	Arista Networks, Inc.	5,943,072
35,739	[1]	Arrow Electronics, Inc.	4,212,199
10,106	[1]	Box, Inc.	309,446
16,358		Bread Financial Holdings, Inc.	896,418
17,431		Broadcom, Inc.	9,663,572
21,864	[1]	Cirrus Logic, Inc.	1,657,291
9,243	[1]	Commvault Systems, Inc.	563,823
83,531		Dell Technologies, Inc.	3,926,792
91,114	[1]	DXC Technology Co.	2,614,972
4,461		Fidelity National Information Services, Inc.	442,308
8,856	[1]	FleetCor Technologies, Inc.	2,209,749
6,818	[1]	Fortinet, Inc.	1,970,470
1,816	[1]	Gartner, Inc., Class A	527,639
10,453		Global Payments, Inc.	1,431,852
17,451		Hewlett Packard Enterprise Co.	268,920
46,670		HP, Inc.	1,709,522

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
15,825		Intel Corp.	$ 689,812
90,556	[1]	IPG Photonics Corp.	8,555,731
1,050		KLA Corp.	335,223
8,352	[1]	MA-COM Technology Solutions Holdings, Inc.	425,534
40,923		Microsoft Corp.	11,356,951
49,042		Oracle Corp.	3,599,683
3,883	[1]	Palo Alto Networks, Inc.	2,179,450
22,236		Paychex, Inc.	2,817,968
9,396	[1]	Paylocity Corp.	1,781,763
149,660	[1]	PayPal Holdings, Inc.	13,159,604
164,400	[1]	Pure Storage, Inc.	4,816,920
14,425	[1]	Qorvo, Inc.	1,641,277
23,164		Qualcomm, Inc.	3,235,779
66,109		Western Union Co.	1,107,987
19,682		Xerox Holdings Corp.	342,467
36,540	[1]	Zoom Video Communications, Inc.	3,638,288
		TOTAL	118,681,271
		Materials—3.5%
32,826		Alcoa Corp.	2,225,603
55,896	[1]	Berry Global Group, Inc.	3,149,739
2,894		CF Industries Holdings, Inc.	280,226
110,081		Chemours Co./The	3,640,379
34,432		Dow, Inc.	2,289,728
34,440		Mosaic Co./The	2,149,745
4,473		Nucor Corp.	692,331
12,286		Steel Dynamics, Inc.	1,053,524
		TOTAL	15,481,275
		Real Estate—4.6%
9,906		Crown Castle International Corp.	1,834,690
27,575		Extra Space Storage, Inc.	5,239,250
76,810		Macerich Co. (The)	963,965
106,015		National Storage Affiliates Trust	6,000,449
10,103		Outfront Media, Inc.	258,637
34,319		Rexford Industrial Realty, Inc.	2,678,255
8,801		SBA Communications, Corp.	3,054,915
8,112	[2]	SL Green Realty Corp.	561,513
		TOTAL	20,591,674
		Utilities—1.6%
6,512		CMS Energy Corp.	447,309
2,309		Entergy Corp.	274,425
48,448		Exelon Corp.	2,266,397
11,061		NextEra Energy, Inc.	785,552
37,132		OGE Energy Corp.	1,436,266
28,919		Public Service Enterprises Group, Inc.	2,014,498
		TOTAL	7,224,447
		TOTAL COMMON STOCKS (IDENTIFIED COST $387,242,551)	438,275,721
		INVESTMENT COMPANIES—2.3%
602,250		Federated Hermes Government Obligations Fund, Premier Shares, 0.26%[3]	602,250

Shares		Value
	INVESTMENT COMPANIES—continued
9,897,018	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.37%[3]	$ 9,894,049
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $10,494,672)	10,496,299
	TOTAL INVESTMENT IN SECURITIES—100.2% (IDENTIFIED COST $397,737,223)	448,772,020
	OTHER ASSETS AND LIABILITIES - NET—(0.2)%[4]	(887,903)
	TOTAL NET ASSETS—100%	$447,884,117
An affiliated company is a company in which the Fund, alone or in combination with other funds, has ownership of at least 5% of the voting shares. Transactions with affiliated companies during the period ended April 30, 2022, were as follows:
Affiliated	Value as of 7/31/2021	Purchases at Cost*	Proceeds from Sales*	Change in Unrealized Appreciation/ Depreciation*	Net Realized Gain/ (Loss)*	Value as of 4/30/2022	Shares Held as of 4/30/2022	Dividend Income*
Health Care:
AnaptysBio, Inc.	$928,300	$—	$—	$16,966	$—	$945,266	40,396	$—
Affiliated issuers no longer in the portfolio at period end	$142,873	$136,013	$(203,498)	$(29,272)	$(46,116)	$—	—	$681
TOTAL OF AFFILIATED COMPANIES TRANSACTIONS	$1,071,173	$136,013	$(203,498)	$(12,306)	$(46,116)	$945,266	40,396	$681

*	A portion of the amount shown was recorded when the Fund no longer had ownership of at least 5% of the voting shares.
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2022, were as follows:
	Federated Hermes Government Obligations Fund Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund Institutional Shares	Total of Affiliated Transactions
Value as of 7/31/2021	$—	$7,662,074	$7,662,074
Purchases at Cost	$23,584,927	$92,425,410	$116,010,337
Proceeds from Sales	$(22,982,677)	$(90,189,179)	$(113,171,856)
Change in Unrealized Appreciation/Depreciation	N/A	$1,627	$1,627
Net Realized Gain/(Loss)	N/A	$(5,883)	$(5,883)
Value as of 4/30/2022	$602,250	$9,894,049	$10,496,299
Shares Held as of 4/30/2022	602,250	9,897,018	10,499,268
Dividend Income	$217	$7,404	$7,621
Gain Distributions Received	$—	$1,383	$1,383

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1	Non-income-producing security.
2
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of April 30, 2022, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$555,837	$602,250

3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.

◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
◾ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of April 30, 2022, all investments of the Fund utilized Level 1 inputs in valuing the Fund’s assets carried at fair value.